Borrowings - Existing facilities (Details) $ in Thousands								12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 14, 2022 USD ($)	Oct. 26, 2021 USD ($)	Jul. 21, 2020 USD ($)	Jul. 16, 2020 USD ($) installment item	Feb. 20, 2019 USD ($) installment	Oct. 16, 2015 USD ($) installment tranche item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 01, 2019 USD ($)	Apr. 26, 2018 USD ($)	Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)
Borrowings
Drawn amount										$ 479,984
Amount outstanding								$ 921,946	$ 1,085,758
Unamortized loan fees written off to profit or loss								654	604	$ 1,918
Assumed October 2015 Facility
Borrowings
Amount outstanding								360,663	406,516
Number of international banks | item							14
Number of semi annual installments for first three tranches | installment							24
Number of years in profile for first three tranches							12 years
Number of years in profile for fourth tranche							20 years
Number of semi annual installments for the fourth tranche | installment							20
Assumed October 2015 Facility | GAS-eleven Ltd.
Borrowings
Debt assumed from acquired entities														$ 151,423
Number of tranches in loan agreement | item							4
Loan agreement amount tranche one							$ 51,257
Loan agreement amount tranche two							25,615
Loan agreement amount tranche three							24,991
Loan agreement amount tranche four							$ 61,104
Assumed October 2015 Facility | GAS-twelve Ltd.
Borrowings
Debt assumed from acquired entities											$ 134,107
Number of tranches in loan agreement | tranche							4
Loan agreement amount tranche one							$ 51,257
Loan agreement amount tranche two							25,615
Loan agreement amount tranche three							24,991
Loan agreement amount tranche four							$ 61,104
Assumed October 2015 Facility | GAS-thirteen Ltd.
Borrowings
Debt assumed from acquired entities													$ 155,005
Number of tranches in loan agreement | item							4
Loan agreement amount tranche one							$ 50,544
Loan agreement amount tranche two							25,258
Loan agreement amount tranche three							24,643
Loan agreement amount tranche four							$ 60,252
Assumed October 2015 Facility | GAS-fourteen Ltd.
Borrowings
Debt assumed from acquired entities												$ 143,622
Number of tranches in loan agreement | tranche							4
Loan agreement amount tranche one							$ 50,544
Loan agreement amount tranche two							25,258
Loan agreement amount tranche three							24,643
Loan agreement amount tranche four							$ 60,252
KEXIM and K-Sure
Borrowings
Percentage of finance coverage							60.00%
2019 GasLog Partners Facility
Borrowings
Amount of credit facility						$ 450,000
Amount outstanding								250,320	273,568
Number of quarterly repayable installments | installment						20
Installment amount						$ 7,357
Final balloon payment						$ 302,860
Maximum percentage of aggregate amount outstanding under facility to aggregate market value of vessels securing facility						75.00%
Amount available to be redrawn								0	0
2019 GasLog Partners Facility | GAS-three Ltd.
Borrowings
Prepaid amount of debt			$ 97,050
Unamortized loan fees written off to profit or loss			$ 604
GasLog Partners $260.3M Facility
Borrowings
Amount of credit facility					$ 260,331
Drawn amount				$ 260,331
Amount outstanding								193,790	243,137
Installment amount					8,597
Final balloon payment					$ 174,361
Number of vessels refinanced | item					3
Number of semi annual installments | installment					10
GasLog Partners $260.3M Facility | GAS-twenty, GAS-seven and GAS-eight Ltd.
Borrowings
Refinance of outstanding debt				258,532
GasLog Partners $260.3M Facility | GAS-twenty Ltd.
Borrowings
Prepaid amount of debt		$ 32,154
Unamortized loan fees written off to profit or loss		$ 294
GasLog Partners $193.7M Facility
Borrowings
Amount of credit facility					$ 193,713
Drawn amount				193,713
Amount outstanding								$ 126,377	$ 176,514
Installment amount					8,599
Final balloon payment					$ 107,723
Number of vessels refinanced | installment					3
Number of semi annual installments | item					10
GasLog Partners $193.7M Facility | GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty-seven Ltd.
Borrowings
Refinance of outstanding debt				$ 174,867
GasLog Partners $193.7M Facility | GAS-twenty one Ltd.
Borrowings
Prepaid amount of debt	$ 32,939
Unamortized loan fees written off to profit or loss	$ 360